Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Equity

NOTE 12 – EQUITY

Common Stock

On February 17, 2020 the Company authorized the issuance of an aggregate of 25,616 shares of common stock to the members of the board of directors as compensation earned through the end of the fourth quarter of 2019.

On March 31, 2020, the Company issued 75,000 shares of common stock of the Company to a consultant that assisted the Company in the area of investor relations and capital introduction.

On April 21, 2020, the Company issued an aggregate of 51,105 shares of common stock in exchange for accrued interest related to convertible notes that where converted in 2019 in the amount of $357,735.

On June 1, 2020, the Company issued 5,000 shares of common stock of the Company to a consultant with an aggregate fair value of $10,150.

On June 5, 2020, the Company issued 15,000 shares of common stock of the Company to a digital marketing consultant with an aggregate fair value of $46,050.

On June 24, 2020 the Company authorized the issuance of an aggregate of 4,340 shares of common stock to the members of the board of directors as compensation earned through the end of the first quarter of 2020.

See Note 11 – Commitments and Contingencies – Consulting Agreements for details related to additional stock issuances during the six months ended June 30, 2020.

Closing of Offering

On February 12, 2020, the Company priced its initial public offering of 1,540,000 shares of common stock at a price of $5.00 per share. The Company started trading on the Nasdaq Capital Market on February 13, 2020 under the ticker symbol “GRIL”. The Company closed on the offering on February 18, 2020, yielding proceeds of $6,780,000, net of underwriters and other fees of $920,000. Upon closing of the offering the Company issued 123,200 warrants to the underwriters as part of their agreement.

Restricted Common Stock

On February 18, 2020, the Company issued an aggregate of 216,783 shares of restricted common stock of the Company, with an aggregate value fair value of $1,083,915, to the executive team pursuant to their employment agreements as part of completing the initial public offering. Subsequent to the June quarter the Company and the employees agreed to cancel the restricted common stock. See Note 13 – Subsequent Events – Restricted Common Stock Cancellations for more details related to the cancellations.

At June 30, 2020, the unrecognized value of the restricted common stock was $40,602. The unamortized amount will be expensed over a weighted average period of 0.51 years. A summary of the activity related to the restricted common stock for the six months ended June 30, 2020 is presented below:

		Weighted Average Grant
	Total	Date Fair Value
Outstanding at January 1, 2020	2,426	$65.33
Granted	216,783	5.00
Forfeited	-	-
Vested	(218,009)	(5.34)
Outstanding at June 30, 2020	1,200	$65.33

Stock-Based Compensation Expense

Stock-based compensation related to restricted stock issued to employees, directors and consultants and warrants issued to consultants amounted to $277,077 and $3,625,220 for the three and six months ended June 30, 2020, respectively, of which $276,525 and $3,624,116, respectively, was recorded in general and administrative expenses and $552 and $1,104, respectively, was recorded in labor expense within restaurant operating expenses. Stock-based compensation related to restricted stock issued to employees, directors and consultants amounted to $(123,431) and $181,702 for the three and six months ended June 30, 2019, respectively, of which $(124,019) and $177,246 was recorded in general and administrative expenses and $588 and $4,457 was recorded in labor expense within restaurant operating expenses.

Warrant and Options Valuation

The Company has computed the fair value of warrants granted and options accrued for as accrued stock compensation expense using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees is the contractual life. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

The options accrued for in accrued stock compensation expense had a grant date fair value of $46,000 on April 8, 2020. The Company recorded a mark to market fair value adjustment of $96,000 on the consolidated statement of operations during the three and six months ended June 30, 2020. The Company has estimated the fair value of the options using the Black-Scholes model using the following assumptions: expected volatility of 66.77%, risk-free rate of 0.16-0.23%, expected term of 1 year, expected dividends of 0%, and stock price of $1.70 – 2.71.

Warrants

See Note 11 – Commitments and Contingencies – Closing of Offering Agreements for details related to additional warrants issuances during the six months ended June 30, 2020.

A summary of warrants activity during the six months ended June 30, 2020 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life In Years
Outstanding, December 31, 2019	2,450,287	$5.51	3.7
Issued	223,200	6.00	-
Exercised	-	-	-
Forfeited	(194,514)	19.92	-
Outstanding, June 30, 2020	2,478,973	$4.38	3.5

Exercisable, June 30, 2020	2,478,973	$4.38	3.5

The grant date fair value of warrants granted during the three and six months ended June 30, 2020 and 2019 was determined on the date of issuance using the Black-Scholes option pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility of comparable companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock warrants are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on warrants. Due to the lack of historical information, the Company determined the expected term of its warrant awards issued using the simplified method. In applying the Black-Scholes option pricing model, the Company used the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
Risk free interest rate	-%	2.11 - 2.32%	1.37%	2.11 - 2.62%
Contractual term (years)	-	5.00	3.00	5.00
Expected volatility	-%	58.24%	55.33%	52.64 - 58.24%
Expected dividend	-%	0.00%	0.00%	0.00%

NOTE 16 – EQUITY

Authorized Capital

As of December 31, 2019, the Company was authorized to issue 14,285,714 shares of $0.0001 par value per share common stock. The holders of the Company’s common stock are entitled to one vote per share.

Common Stock Issuances

During the year ended December 31, 2018, the Company sold 180,000 shares of common stock of the company to various investors at a purchase price of $1.00 per share providing $180,000 of proceeds to the Company.

See Note 11 – Notes Payable – 15% Senior Secured Convertible Promissory Notes, 12% Secured Convertible Notes, and Other Convertible for details related to stock issuances in connection with conversions of notes for the year ended December 31, 2019. See Note 15 – Commitments and Contingencies – Consulting Agreements and Board Compensation for details related to additional stock issuances for the year ended December 31, 2019.

Stock Option and Stock Issuance Plan

2017 Plan

The Company’s board of directors and shareholders adopted and approved on July 27, 2017 and September 21, 2017, respectively, the Stock Option and Stock Issuance Plan (“2017 Plan”), effective September 21, 2017, under which stock options and restricted stock may be granted to officers, directors, employees and consultants. Under the 2017 Plan, the Company reserved 153,061 shares of common stock for issuance. Upon the adoption of our 2019 Equity Incentive Plan, we will no longer issue awards under the 2017 Plan, but any existing awards granted to our management team and Board of Directors will remain outstanding under the 2017 Plan.

2019 Plan

The Company’s board of directors and shareholders approved and adopted on October 28, 2019 the 2019 Equity Incentive Plan (“2019 Plan”), effective on October 28, 2019 under which stock options and restricted stock may be granted to officers, directors, employees and consultants in the form of non-qualified stock options, incentive stock-options, stock appreciation rights, restricted stock awards, restricted stock Units, stock bonus awards, performance compensation awards (including cash bonus awards) or any combination of the foregoing. Under the 2019 Plan, the Company reserved 214,286 shares of common stock for issuance. As of the date of the issuance of these consolidated financial statements no shares have been issued under the 2019 Plan.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees is the contractual life. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Restricted Common Stock

During September 30, 2018, the Company issued 35,714 restricted common stock of the Company to a consultant with an aggregate fair value of $250,000. The shares are fully vested on the date of grant. During the year ended December 31, 2019, the Company issued an aggregate of 61,426 restricted common stock of the Company to consultants with an aggregate fair value of $430,000. See Note 15 – Commitments and Contingencies – Consulting Agreements.

Restricted Common Stock, continued

At December 31, 2019, the unamortized value of the restricted common stock was $80,898. The unamortized amount will be expensed over a weighted average period of 1.01 years. A summary of the activity related to the restricted common stock for the years ended December 31, 2019 and December 31, 2018 is presented below:

		Weighted
		Average Grant
	Total	Date Fair Value
Outstanding at January 1, 2018	13,882	$47.74
Granted	35,714	7.00
Forfeited	(4,064)	65.31
Vested	(39,469)	63.84
Outstanding at December 31, 2018	6,063	44.38
Granted	61,426	7.00
Forfeited	(1,649)	65.33
Vested	(63,414)	8.83
Outstanding at December 31, 2019	2,426	$41.58

Stock-Based Compensation Expense

Stock-based compensation related to restricted stock issued to employees, directors and consultants amounted to $666,504 and $383,966 for the years ended December 31, 2019 and 2018, respectively, of which $78,455 and $380,871, respectively, was recorded in general and administrative expenses, $2,700 and $3,094, respectively, was recorded in labor expense with restaurant operating expenses and $585,349 and $0, respectively, was recorded in consulting expenses.

Warrants

A summary of warrants activity during the years ended December 31, 2019 and 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life
	Warrants	Price	In Years
Outstanding, December 31, 2017	74,435	$63.21	1.9
Issued	247,209	12.74
Exercised	-	-
Outstanding, December 31, 2018	312,078	$23.66	3.3
Issued	2,138,209	4.88
Exercised	-	-
Forfeited	-	-
Outstanding, December 31, 2019	2,450,287	$5.51	3.7

Exercisable, December 31, 2019	2,450,287	$5.51	3.7

Warrants, continued

The grant date fair value of warrants granted during the years ended December 31, 2019 and 2018 was determined on the date of issuance using the Black-Scholes option pricing model with the following assumptions: expected volatility, dividend rate, risk free interest rate and the expected life. The Company calculates the expected volatility using the historical volatility of comparable companies over the most recent period equal to the expected term and evaluates the extent to which available information indicates that future volatility may differ from historical volatility. The expected dividend rate is zero as the Company does not expect to pay or declare any cash dividends on common stock. The risk-free rates for the expected terms of the stock options are based on the U.S. Treasury yield curve in effect at the time of the grant. The Company has not experienced significant exercise activity on stock options. Due to the lack of historical information, the Company determined the expected term of its stock option awards issued using the simplified method. In applying the Black-Scholes option pricing model, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2019	2018
Risk free interest rate	1.55 – 2.62%	2.27 - 3.05%
Expected term (years)	0.28 - 5.00	3.00 - 5.00
Expected volatility	46.69- 88.10%	38.57- 55.37%
Expected dividends	0.00%	0.00%